Mairs & Power Growth Fund
SCHEDULE OF INVESTMENTS (unaudited)		September 30, 2019

Shares	Security Description	Fair Value
	COMMON STOCKS 98.5%
	COMMUNICATION SERVICES 8.7%
195,900	Alphabet Inc (a)	$238,802,100
1,078,600	Walt Disney Co/The	140,563,152
		379,365,252
	CONSUMER DISCRETIONARY 1.3%
242,100	Gentherm Inc (a)	9,946,679
80,000	Home Depot Inc/The	18,561,600
271,600	Target Corp	29,036,756
		57,545,035
	CONSUMER STAPLES 4.6%
1,050,000	General Mills Inc	57,876,000
3,240,000	Hormel Foods Corp	141,685,200
		199,561,200
	ENERGY 1.0%
645,000	Core Laboratories NV (b)	30,069,900
389,500	Schlumberger Ltd (b)	13,309,215
		43,379,115
	FINANCIALS 12.9%
770,000	American Express Co	91,075,600
1,130,000	Associated Banc-Corp	22,882,500
781,300	Charles Schwab Corp/The	32,681,779
1,280,000	Great Western Bancorp Inc	42,240,000
1,700,000	Principal Financial Group Inc	97,138,000
3,965,000	US Bancorp/MN	219,423,100
1,200,000	Wells Fargo & Co	60,528,000
		565,968,979
	HEALTH CARE 22.6%
1,145,600	Abbott Laboratories	95,852,352
225,000	Baxter International Inc	19,680,750
597,500	Bio-Techne Corp	116,912,825
275,527	Elanco Animal Health Inc (a)	7,326,263
229,031	Eli Lilly & Co	25,612,537
1,160,000	Johnson & Johnson	150,080,800
1,728,200	Medtronic PLC (e)	187,717,084
1,460,000	Pfizer Inc	52,457,800
3,700,000	Roche Holding AG (d)	134,865,000
526,500	UnitedHealth Group Inc	114,418,980
640,000	Zimmer Holdings Inc (a)	87,852,800
		992,777,191
	INDUSTRIALS 23.7%
1,050,900	3M Co	172,767,960
1,245,000	CH Robinson Worldwide Inc	105,551,100
2,625,000	Donaldson Co Inc	136,710,000
3,220,000	Fastenal Co	105,197,400
315,000	Generac Holdings Inc (a)	24,677,100
2,640,000	Graco Inc	121,545,600
568,300	Honeywell International Inc	96,156,360
2,006,066	nVent Electric PLC (b)	44,213,695
665,000	Pentair PLC (b)	25,137,000
108,000	Proto Labs Inc (a)	11,026,800
30,000	Rockwell Automation Inc	4,944,000
889,575	Tennant Co	62,892,952
1,730,000	Toro Co/The	126,809,000
		1,037,628,967

Mairs & Power Growth Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)			September 30, 2019

Shares		Security Description	Fair Value
		INFORMATION TECHNOLOGY 15.1%
376,500		Badger Meter Inc	$20,218,050
1,390,000		Corning Inc	39,642,800
812,175		Digi International Inc (a)	11,061,823
1,255,000		Fiserv Inc (a)	130,005,450
294,000		Littelfuse Inc (a)	52,129,140
1,125,000		Microsoft Corp	156,408,750
215,000		Motorola Solutions Inc	36,638,150
220,000		NVE Corp (a)	14,597,000
330,000		NVIDIA Corp (a)	57,443,100
875,000		QUALCOMM Inc	66,745,000
451,000		Visa Inc	77,576,510
			662,465,773
		MATERIALS 6.5%
936,240		Amcor PLC (a)(b)	9,128,340
936,900		Ecolab Inc	185,543,676
1,670,000		HB Fuller Co	77,755,200
25,000		Sherwin-Williams Co/The	13,746,750
			286,173,966
		REAL ESTATE 2.1%
748,266		CoreSite Realty Corp	91,176,212

		TOTAL COMMON STOCKS	$4,316,041,690
		(cost $2,279,732,248)

		SHORT-TERM INVESTMENTS 1.5%
67,345,529		First American Government Obligations Fund, Class X, 1.874% (c)	$67,345,529
		(cost $67,345,529)

		TOTAL INVESTMENTS 100.0%	$4,383,387,219
		(cost $2,347,077,777)

		OTHER ASSETS AND LIABILITIES (NET) 0.0%	1,205,076

		TOTAL NET ASSETS 100.0%	$4,384,592,295

	(a)	Non-income producing.
	(b)	Foreign security denominated in U.S. dollars. As of September 30, 2019, these securities represented $121,858,150 or 2.8% of total net assets.
	(c)	The rate quoted is the annualized seven-day effective yield as of September 30, 2019.
	(d)	American Depositary Receipt.
	(e)
Issuer headquartered overseas but considered domestic. In determining whether a security is foreign or domestic, Mairs & Power, Inc. (the “Adviser”) will generally look at the location of the headquarters of the issuer.  However, if the issuer is believed by the Adviser to be headquartered in a jurisdiction primarily for tax purposes, the Adviser will consider the following additional factors: 1) the location of the primary exchange trading its securities; 2) where it derives the majority of its revenues, and/or 3) where it earns the majority of its profits.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Adviser.

See accompanying Notes to Schedule of Investments.

Mairs & Power Growth Fund
NOTES TO SCHEDULE OF INVESTMENTS (unaudited)	September 30, 2019

The Mairs & Power Growth Fund (the Growth Fund) (individually a Fund) is a series within the Mairs & Power Funds Trust (the Trust).  The Trust is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act).

Security Valuations
Security valuations for the Fund’s investments are furnished by independent pricing services that have been approved by the Trust’s Board of Trustees (the Board). Investments in listed equity securities are valued at the last quoted sale price on the securities exchange on which such securities are principally traded or at the NASDAQ Official Closing Price if readily available for such securities on each business day.  Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are valued at the last quoted bid price. Debt obligations exceeding 60 days to maturity are valued at the bid price furnished by an independent pricing service. Debt obligations with 60 days or less remaining until maturity may be valued at the bid price furnished by an independent pricing service and in certain circumstances may be valued at their amortized cost, which approximates fair value. Pricing service prices for debt obligations are based on various evaluative and matrix-based methodologies and models that use market inputs such as market transactions, dealer quotations, benchmark yields and issuer, industry and economic events. These techniques generally consider overall market conditions and such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity and ratings.

Debt securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from two or more dealers that make markets in the securities. When market quotations are not readily available, or when the last quoted sale price is not considered representative of the value of the security if it were to be sold on that day, the security will be valued at fair value as determined in good faith by the Fair Value Committee appointed by the Board, pursuant to procedures approved by the Board.

When determining the value of a security, the Fair Value Committee takes into consideration all indications of value that appear relevant under the particular circumstances as well as fundamental analytical data relating to the security, the nature and duration of any restrictions on the disposition of the security, and the forces influencing the market in which the security is purchased or sold in addition to other more specific factors that may be applied on a case-by-case basis.  Consequently, the value of the security used by a Fund may differ from a quoted or published price for the same security.  Fair value pricing involves subjective judgments and it is possible that the fair value determined for the security is materially different than the value that could be realized upon the sale of that security. As of September 30, 2019, no securities were valued using this method.

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued.  This evaluation did not result in any subsequent events that necessitated recognition or disclosures.

Fair Valuation Measurements
The Trust has adopted authoritative fair valuation accounting standards, which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities.
•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

NOTES TO SCHEDULE OF INVESTMENTS (unaudited) (continued)	September 30, 2019

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the securities held by the Fund as of September 30, 2019:

Growth Fund
Level 1*	$4,383,387,219
Level 2	-
Level 3	-
Total	$4,383,387,219

*  All Level 1 investments are equity securities (common stocks) and short-term investments.

For detail of securities by major sector classification for the Fund, please refer to the Schedule of Investments.

The Fund did not hold any Level 2 or Level 3 investments during the period ended September 30, 2019.

Security Transactions
Security transactions are recorded on the date on which securities are purchased or sold.

Income Taxes
At December 31, 2018, the components of accumulated earnings (losses) on a tax basis were as follows:
Growth Fund
Cost of investments	$2,286,817,273
Gross unrealized appreciation	$1,762,357,502
Gross unrealized depreciation	(119,716,002)
Net unrealized appreciation	$1,642,641,500
Undistributed ordinary income	$627,423
Undistributed long-term capital gains	33,378,508
Total distributable earnings	$34,005,931
Other accumulated earnings	-
Total accumulated earnings	$1,676,647,431